EquiTrust Variable Insurance Series Fund Money Market Portfolio
MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund Money Market Portfolio	EquiTrust Variable Insurance Series Fund Money Market Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Money Market Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund Money Market Portfolio	EquiTrust Variable Insurance Series Fund Money Market Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Money Market Portfolio - Service Class
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.48%	0.73%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund Money Market Portfolio - Initial Class	49	154	269	604
EquiTrust Variable Insurance Series Fund Money Market Portfolio - Service Class	75	233	406	906

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
PRINCIPLE INVESTMENT STRATEGIES
This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 97% of the Portfolio’s assets must be rated in the highest short-term category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., P-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Corporation (“S&P”)) (or its unrated equivalent), and 100% of the Portfolio’s assets must be invested in securities rated in the two highest rating categories by an NRSRO (P-1/P-2 by Moody’s or A-1/A-2 by S&P). The Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less.
PRINCIPAL RISKS
As with any money market fund, the Portfolio is subject to interest rate risk. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates; therefore, the yield paid by the Portfolio will vary with changes in interest rates and there is a possibility that the Portfolio’s share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 1Q/01 1.26% Worst Quarter: 4Q/09 (0.02%)
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Money Market Portfolio to those of a broad-based securities market index over the periods shown.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund Money Market Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund Money Market Portfolio - Initial Class		0.12%	2.24%	1.96%		[1]
EquiTrust Variable Insurance Series Fund Money Market Portfolio - Service Class		0.12%			0.36%	[1]
0-3 Month T-Bill Index	(does not reflect any fees, expenses or taxes)	0.13%	2.30%	2.26%	0.43%	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio
HIGH GRADE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to generate as high a level of current income as is consistent with investment in a diversified portfolio of high grade income-bearing debt securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio	EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio	EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Service Class
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	0.45%	0.70%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Initial Class	46	144	252	567
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Service Class	72	224	390	871

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPLE INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by an NRSRO (e.g., A or higher by either Moody’s or S&P) or unrated securities that EquiTrust Investment Management Services, Inc. (the “Adviser”) determines are of comparable quality.

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage-backed securities, capital securities and other collateralized or asset-backed securities, as well as “junk” bonds. (Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moody’s/S&P) or unrated securities that the Adviser determines are of comparable quality.) The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio’s securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit and market risks. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by above-average credit, market and other risks, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolios investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities, capital securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 2Q/09 4.94% Worst Quarter: 3Q/08 (3.47)%
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the High Grade Bond Portfolio to those of a broad-based securities market index over the periods shown.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Initial Class		8.10%	5.64%	5.79%		[1]
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Service Class		7.84%			6.90%	[1]
Barclays Capital U.S. Aggregate Index	(does not reflect any fees or expenses)	6.54%	5.80%	5.84%	6.39%	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio
STRATEGIC YIELD PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio	EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio	EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Service Class
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	0.61%	0.86%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Initial Class	62	195	340	762
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Service Class	88	274	477	1,061

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
PRINCIPLE INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements.

The Portfolio may also invest in mortgage-backed securities, capital securities and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

This Portfolio is subject to above-average interest rate and credit risks. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

To the extent that it invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

The Portfolio’s investments in mortgage-backed securities and other collateralized or asset-backed securities are subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 2Q/09 15.96% Worst Quarter: 4Q/08 (6.67)%
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Strategic Yield Portfolio to those of the Barclays Capital U.S. Credit/High Yield Index and the Barclays Capital U.S. Corporate High Yield Index over the periods shown. The Barclays Capital U.S. Credit/High Yield and the Barclays Capital U.S. Corporate High Yield indices are widely recognized, unmanaged indices of corporate and high yield bond market performance, respectively.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Initial Class		10.92%	6.30%	7.01%		[1]
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Service Class		10.66%			8.60%	[1]
Barclays Capital U.S. Credit/High Yield Index	(does not reflect any fees or expenses)	9.70%	6.50%	7.03%	8.49%	[1]
Barclays Capital U.S. Corporate High Yield Index	(does not reflect any fees or expenses)	15.12%	8.91%	8.88%	11.50%	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

EquiTrust Variable Insurance Series Fund Managed Portfolio
MANAGED PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks the highest level of total return through income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund Managed Portfolio	EquiTrust Variable Insurance Series Fund Managed Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Managed Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund Managed Portfolio	EquiTrust Variable Insurance Series Fund Managed Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Managed Portfolio - Service Class
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	0.59%	0.84%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund Managed Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund Managed Portfolio - Initial Class	60	189	329	738
EquiTrust Variable Insurance Series Fund Managed Portfolio - Service Class	86	268	466	1,037

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
PRINCIPLE INVESTMENT STRATEGIES

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities and (3) money market instruments.

The Portfolio invests in both securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”) and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio also invests in high grade bonds and money market securities. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Portfolio may also invest in mortgage-backed securities, capital securities, and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market, financial and interest rate risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. For income bearing securities, financial risk is credit risk or the risk that the issuer of the security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. For equity securities, financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by additional risks relating to above-average credit, market and other risk, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

The Portfolio may be subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 2Q/03 11.89% Worst Quarter: 4Q/08 (12.66)%
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Managed Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund Managed Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund Managed Portfolio - Initial Class		15.05%	5.28%	6.70%		[1]
EquiTrust Variable Insurance Series Fund Managed Portfolio - Service Class		14.79%			2.93%	[1]
S&P 500 Index	(does not reflect any fees or expenses)	15.06%	2.29%	1.41%	(1.84%)	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

EquiTrust Variable Insurance Series Fund Value Growth Portfolio
VALUE GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund Value Growth Portfolio	EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund Value Growth Portfolio	EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Service Class
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.15%	0.16%
Total Annual Fund Operating Expenses	0.60%	0.86%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund Value Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Initial Class	61	192	335	750
EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Service Class	88	274	477	1,061

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over‘ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPLE INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”). It also may invest in “special situation” companies. (Special situation companies are ones that, in the Adviser’s opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.)

The Adviser’s value analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Portfolio may also invest in capital securities and up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

As with any mutual fund that invests in equity securities, this Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Because the Portfolio invests primarily in value stocks, it is subject to the risks of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 3Q/09 15.75% Worst Quarter: 4Q/08 (20.13)%
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Value Growth Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund Value Growth Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Initial Class		14.36%	3.54%	5.87%		[1]
EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Service Class		14.07%			0.35%	[1]
S&P 500 Index	(does not reflect any fees or expenses)	15.06%	2.29%	1.41%	(1.84%)	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

EquiTrust Variable Insurance Series Fund Blue Chip Portfolio
BLUE CHIP PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EquiTrust Variable Insurance Series Fund Blue Chip Portfolio	EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EquiTrust Variable Insurance Series Fund Blue Chip Portfolio	EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Initial Class	EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Service Class
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	0.34%	0.59%

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EquiTrust Variable Insurance Series Fund Blue Chip Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Initial Class	35	109	191	431
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Service Class	60	189	329	738

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPLE INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be “blue chip” companies. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes to collectively comprise a representative cross-section of major industries, commonly referred to as “blue chip” companies, which are generally identified by their substantial capitalization, established history of earnings and superior management structure. Blue chip companies typically fall in the top 20% of U.S. companies by market capitalization. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.
PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

The equity securities in which the Portfolio primarily invests are considered “growth stocks.” Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds.

The Portfolio may also be subject to non-diversification risk, the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

PORTFOLIO PERFORMANCE
Annual Returns (Initial Class Shares)
Calendar Years

Best Quarter: 2Q/03 14.98% Worst Quarter: 3Q/02 (18.26)%
The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Blue Chip Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns EquiTrust Variable Insurance Series Fund Blue Chip Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years	Since Inception
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Initial Class		11.28%	2.72%	1.14%		[1]
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Service Class		11.00%			(1.73%)	[1]
S&P 500 Index	(does not reflect any fees or expenses)	15.06%	2.29%	1.41%	(1.84%)	[1]
[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQUITRUST VARIABLE INSURANCE SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000811707
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
EquiTrust Variable Insurance Series Fund Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 97% of the Portfolio’s assets must be rated in the highest short-term category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., P-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Corporation (“S&P”)) (or its unrated equivalent), and 100% of the Portfolio’s assets must be invested in securities rated in the two highest rating categories by an NRSRO (P-1/P-2 by Moody’s or A-1/A-2 by S&P). The Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any money market fund, the Portfolio is subject to interest rate risk. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates; therefore, the yield paid by the Portfolio will vary with changes in interest rates and there is a possibility that the Portfolio’s share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1Q/01 1.26% Worst Quarter: 4Q/09 (0.02%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Money Market Portfolio to those of a broad-based securities market index over the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Money Market Portfolio to those of a broad-based securities market index over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future.Future annual returns may be greater or less than the returns shown in the chart and table.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund Money Market Portfolio | EquiTrust Variable Insurance Series Fund Money Market Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.51%
2002	rr_AnnualReturn2002	1.16%
2003	rr_AnnualReturn2003	0.52%
2004	rr_AnnualReturn2004	0.74%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	4.71%
2008	rr_AnnualReturn2008	1.91%
2009	rr_AnnualReturn2009	0.12%
2010	rr_AnnualReturn2010	0.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.12%
Five Years	rr_AverageAnnualReturnYear05	2.24%
Ten Years	rr_AverageAnnualReturnYear10	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund Money Market Portfolio | EquiTrust Variable Insurance Series Fund Money Market Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.12%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%	[1]
EquiTrust Variable Insurance Series Fund Money Market Portfolio | 0-3 Month T-Bill Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	2.30%
Ten Years	rr_AverageAnnualReturnYear10	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%	[1]
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH GRADE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to generate as high a level of current income as is consistent with investment in a diversified portfolio of high grade income-bearing debt securities.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by an NRSRO (e.g., A or higher by either Moody’s or S&P) or unrated securities that EquiTrust Investment Management Services, Inc. (the “Adviser”) determines are of comparable quality.

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage-backed securities, capital securities and other collateralized or asset-backed securities, as well as “junk” bonds. (Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moody’s/S&P) or unrated securities that the Adviser determines are of comparable quality.) The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio’s securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit and market risks. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by above-average credit, market and other risks, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolios investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities, capital securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/09 4.94% Worst Quarter: 3Q/08 (3.47)%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the High Grade Bond Portfolio to those of a broad-based securities market index over the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the High Grade Bond Portfolio to those of a broad-based securities market index over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio | EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	567
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.10%
2002	rr_AnnualReturn2002	8.37%
2003	rr_AnnualReturn2003	5.43%
2004	rr_AnnualReturn2004	4.30%
2005	rr_AnnualReturn2005	2.65%
2006	rr_AnnualReturn2006	4.78%
2007	rr_AnnualReturn2007	5.48%
2008	rr_AnnualReturn2008	(1.60%)
2009	rr_AnnualReturn2009	11.90%
2010	rr_AnnualReturn2010	8.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.47%)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.10%
Five Years	rr_AverageAnnualReturnYear05	5.64%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio | EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[1]
EquiTrust Variable Insurance Series Fund High Grade Bond Portfolio | Barclays Capital U.S. Aggregate Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%	[1]
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC YIELD PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements.

The Portfolio may also invest in mortgage-backed securities, capital securities and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Portfolio is subject to above-average interest rate and credit risks. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

To the extent that it invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

The Portfolio’s investments in mortgage-backed securities and other collateralized or asset-backed securities are subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/09 15.96% Worst Quarter: 4Q/08 (6.67)%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Strategic Yield Portfolio to those of the Barclays Capital U.S. Credit/High Yield Index and the Barclays Capital U.S. Corporate High Yield Index over the periods shown. The Barclays Capital U.S. Credit/High Yield and the Barclays Capital U.S. Corporate High Yield indices are widely recognized, unmanaged indices of corporate and high yield bond market performance, respectively.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Strategic Yield Portfolio to those of the Barclays Capital U.S. Credit/High Yield Index and the Barclays Capital U.S. Corporate High Yield Index over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio | EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.22%
2002	rr_AnnualReturn2002	5.43%
2003	rr_AnnualReturn2003	11.97%
2004	rr_AnnualReturn2004	8.94%
2005	rr_AnnualReturn2005	3.26%
2006	rr_AnnualReturn2006	6.79%
2007	rr_AnnualReturn2007	3.56%
2008	rr_AnnualReturn2008	(11.08%)
2009	rr_AnnualReturn2009	24.44%
2010	rr_AnnualReturn2010	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.67%)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.92%
Five Years	rr_AverageAnnualReturnYear05	6.30%
Ten Years	rr_AverageAnnualReturnYear10	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio | EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.66%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[1]
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio | Barclays Capital U.S. Credit/High Yield Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	9.70%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%	[1]
EquiTrust Variable Insurance Series Fund Strategic Yield Portfolio | Barclays Capital U.S. Corporate High Yield Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	15.12%
Five Years	rr_AverageAnnualReturnYear05	8.91%
Ten Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%	[1]
EquiTrust Variable Insurance Series Fund Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MANAGED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks the highest level of total return through income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities and (3) money market instruments.

The Portfolio invests in both securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”) and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio also invests in high grade bonds and money market securities. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

The Portfolio may also invest in mortgage-backed securities, capital securities, and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities and (3) money market instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market, financial and interest rate risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. For income bearing securities, financial risk is credit risk or the risk that the issuer of the security, or the counterparty to a contract, will default or otherwise not honor a financial obligation. For equity securities, financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Interest rate risk is the risk of declines in market value of an income bearing investment due to changes in prevailing interest rates.

To the extent that it invests in non-investment grade securities (i.e., “junk” bonds), the Portfolio may be affected by additional risks relating to above-average credit, market and other risk, including liquidity risk. Liquidity risk is the risk that junk bonds may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

To the extent the Portfolio invests in mortgage-backed securities and other collateralized or asset-backed securities, it is subject to credit, extension, prepayment and interest rate risks. Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value. Prepayment risk is the risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s returns.

The Portfolio may be subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/03 11.89% Worst Quarter: 4Q/08 (12.66)%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Managed Portfolio to those of a broad-based securities benchmark over the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Managed Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund Managed Portfolio | EquiTrust Variable Insurance Series Fund Managed Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	8.12%
2002	rr_AnnualReturn2002	(1.80%)
2003	rr_AnnualReturn2003	22.72%
2004	rr_AnnualReturn2004	8.58%
2005	rr_AnnualReturn2005	4.53%
2006	rr_AnnualReturn2006	11.99%
2007	rr_AnnualReturn2007	5.87%
2008	rr_AnnualReturn2008	(19.94%)
2009	rr_AnnualReturn2009	18.42%
2010	rr_AnnualReturn2010	15.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.66%)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.05%
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	6.70%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund Managed Portfolio | EquiTrust Variable Insurance Series Fund Managed Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.79%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[1]
EquiTrust Variable Insurance Series Fund Managed Portfolio | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)	[1]
EquiTrust Variable Insurance Series Fund Value Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VALUE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over‘ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”). It also may invest in “special situation” companies. (Special situation companies are ones that, in the Adviser’s opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.)

The Adviser’s value analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet (e.g., comparing the company’s assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when it believes the overall profitability outlook for the issuer has substantially diminished.

The Portfolio may also invest in capital securities and up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund that invests in equity securities, this Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value. Because the Portfolio invests primarily in value stocks, it is subject to the risks of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. Further, while the Portfolio’s investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of “special situation” companies. The Portfolio’s investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in the market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

The Portfolio’s investments in securities of foreign issuers are subject to currency, information, natural event and political risks. These include the risk that fluctuation in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment, the risk that key information about a security or market is inaccurate or unavailable, the risk of losses attributable to natural disasters, crop failure and other similar events and the risk of losses directly attributable to government actions or political events of any sort.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3Q/09 15.75% Worst Quarter: 4Q/08 (20.13)%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Value Growth Portfolio to those of a broad-based securities benchmark over the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Value Growth Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund Value Growth Portfolio | EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.98%
2002	rr_AnnualReturn2002	(10.43%)
2003	rr_AnnualReturn2003	30.68%
2004	rr_AnnualReturn2004	11.53%
2005	rr_AnnualReturn2005	6.41%
2006	rr_AnnualReturn2006	12.07%
2007	rr_AnnualReturn2007	5.27%
2008	rr_AnnualReturn2008	(30.31%)
2009	rr_AnnualReturn2009	26.56%
2010	rr_AnnualReturn2010	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.36%
Five Years	rr_AverageAnnualReturnYear05	3.54%
Ten Years	rr_AverageAnnualReturnYear10	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund Value Growth Portfolio | EquiTrust Variable Insurance Series Fund Value Growth Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.07%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%	[1]
EquiTrust Variable Insurance Series Fund Value Growth Portfolio | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)	[1]
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO	evisf811707_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If these fees and charges were reflected, your expenses would be higher.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Portfolio for the time periods indicated. It also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The expense figures in the example do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies through which the Portfolio is available for investment. If such fees and charges were reflected, the expense figures shown would be higher.
Portfolio Turnover	evisf811707_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be “blue chip” companies. (The Portfolio’s 80% policy may be changed without a shareholder vote; however, the Portfolio will provide shareholders 60 days’ notice prior to any such change.) The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes to collectively comprise a representative cross-section of major industries, commonly referred to as “blue chip” companies, which are generally identified by their substantial capitalization, established history of earnings and superior management structure. Blue chip companies typically fall in the top 20% of U.S. companies by market capitalization. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be “blue chip” companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market and financial risks. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. Financial risk is the risk that the issuer’s earning prospects and overall financial position will deteriorate causing a decline in the security’s value.

The equity securities in which the Portfolio primarily invests are considered “growth stocks.” Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds.

The Portfolio may also be subject to non-diversification risk, the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio may also be subject to non-diversification risk, the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.
Portfolio Performance	evisf811707_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance for each of the last ten calendar years. Service Class Shares did not commence operations until June 1, 2008.
Annual Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (Initial Class Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/03 14.98% Worst Quarter: 3Q/02 (18.26)%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Blue Chip Portfolio to those of a broad-based securities benchmark over the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table also provides some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Blue Chip Portfolio to those of a broad-based securities benchmark over the periods shown.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies that invest in the Portfolio. If these fees and charges had been reflected, the performance shown would have been less favorable.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling 1-877-860-2904.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-860-2904
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio | EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Initial Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Annual Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.28%)
2002	rr_AnnualReturn2002	(19.07%)
2003	rr_AnnualReturn2003	25.70%
2004	rr_AnnualReturn2004	6.07%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	17.42%
2007	rr_AnnualReturn2007	6.49%
2008	rr_AnnualReturn2008	(30.32%)
2009	rr_AnnualReturn2009	17.95%
2010	rr_AnnualReturn2010	11.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.26%)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.28%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio | EquiTrust Variable Insurance Series Fund Blue Chip Portfolio - Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Average Annual Total Return	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.00%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.73%)	[1]
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect any fees or expenses)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)	[1]

[1]	Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for the Service Class Shares are from June 1, 2008, the commencement date of the share class.